Liquidity risk - Liabilities Arising From Insurance And Participating Investment Contracts Payable on demand (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Total	£ 122,691	£ 110,402
Carrying amount [member]
Disclosure of credit risk exposure [line items]
Total	118,931	107,909
Life
Disclosure of credit risk exposure [line items]
Total	122,691	110,402
Life | Carrying amount [member]
Disclosure of credit risk exposure [line items]
Total	118,931	107,909
Non-life
Disclosure of credit risk exposure [line items]
Total	0	0
Non-life | Carrying amount [member]
Disclosure of credit risk exposure [line items]
Total	£ 0	£ 0